Property, plant and equipment, net - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Property, plant and equipment, net
Depreciation expense	$ 7,062	¥ 45,545	¥ 45,988	¥ 32,444
Direct costs
Property, plant and equipment, net
Depreciation expense	4,623	29,812	28,819	18,150
Research and development
Property, plant and equipment, net
Depreciation expense	173	1,118	2,231	1,863
Sales and marketing
Property, plant and equipment, net
Depreciation expense	476	3,070	2,530	2,611
General and administrative
Property, plant and equipment, net
Depreciation expense	$ 1,790	¥ 11,545	¥ 12,408	¥ 9,820